Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee generally approves annual equity awards for the Company’s executive officers at its regularly scheduled meeting in the first quarter of each year and the Company typically approves annual awards to non-executive team members in the first quarter of the fiscal year. Such annual awards generally have a grant date effective on the third trading day following the filing of the Company's Annual Report on Form 10-K for the prior fiscal year. Awards to directors are typically made on the first date of the Company’s next open trading window following the date of each Annual Stockholders Meeting. Additionally, team members may enroll to purchase shares of the Company’s Common Stock under the terms of the Company’s 2020 Employee Stock Purchase Plan, with purchase dates generally in June and December of each year. In special circumstances, including the hiring or promotion of an individual or where otherwise determined to be in the best interest of the Company, the Committee or its authorized delegate may approve grants to be effective at other times. The Company may also change these equity grant practices in the future. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Additionally, team members may enroll to purchase shares of the Company’s Common Stock under the terms of the Company’s 2020 Employee Stock Purchase Plan, with purchase dates generally in June and December of each year. In special circumstances, including the hiring or promotion of an individual or where otherwise determined to be in the best interest of the Company, the Committee or its authorized delegate may approve grants to be effective at other times. The Company may also change these equity grant practices in the future. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing, How MNPI Considered
The Committee generally approves annual equity awards for the Company’s executive officers at its regularly scheduled meeting in the first quarter of each year and the Company typically approves annual awards to non-executive team members in the first quarter of the fiscal year. Such annual awards generally have a grant date effective on the third trading day following the filing of the Company's Annual Report on Form 10-K for the prior fiscal year. Awards to directors are typically made on the first date of the Company’s next open trading window following the date of each Annual Stockholders Meeting. Additionally, team members may enroll to purchase shares of the Company’s Common Stock under the terms of the Company’s 2020 Employee Stock Purchase Plan, with purchase dates generally in June and December of each year. In special circumstances, including the hiring or promotion of an individual or where otherwise determined to be in the best interest of the Company, the Committee or its authorized delegate may approve grants to be effective at other times. The Company may also change these equity grant practices in the future. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false